Significant accounting policy - Concentration of credit risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant accounting policies
Revenues	$ 405,784	$ 395,978	$ 445,741
Charterer A [Member]
Significant accounting policies
Revenues	$ 28,132		55,626
Charterer B [Member]
Significant accounting policies
Revenues			$ 53,345